INTANGIBLE ASSETS - Other disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Intangible assets	$ 2,212.0	$ 1,351.4
Intangible assets with indefinite useful life	1,562.8	732.8
Cost
INTANGIBLE ASSETS
Intangible assets	3,360.7	2,378.6	$ 2,260.4
Additions	986.1	180.2
Accumulated amortization and impairment losses
INTANGIBLE ASSETS
Intangible assets	(1,148.7)	(1,027.2)	(923.7)
Amortization	136.7	122.6
Internally Generated
INTANGIBLE ASSETS
Intangible assets	350.3	243.1
Internally Generated | Cost
INTANGIBLE ASSETS
Additions	154.2	73.1	40.1
Internally Generated | Amortization
INTANGIBLE ASSETS
Amortization	46.9	44.0	39.5
Software
INTANGIBLE ASSETS
Intangible assets	449.0	496.3
Software | Cost
INTANGIBLE ASSETS
Intangible assets	1,339.1	1,268.4	1,180.6
Additions	87.6	122.0
Software | Accumulated amortization and impairment losses
INTANGIBLE ASSETS
Intangible assets	(890.1)	(772.1)	$ (670.9)
Amortization	133.2	120.3
Software | Internally Generated | Cost
INTANGIBLE ASSETS
Intangible assets	773.2	631.5
Software | Internally Generated | Accumulated amortization and impairment losses
INTANGIBLE ASSETS
Intangible assets	$ (422.9)	$ (388.4)